GMO Dynamic Allocation ETF Expense Example - GMO Dynamic Allocation ETF - Dynamic Allocation ETF	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	$ 940